Long-Term Notes Receivable and Other Assets - Summary of Other Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure Of Notes Receivable And Other Long Term Assets [abstract]
Insurance		$ 2,967,625	$ 3,591,079
Payments in advance		2,650,251	1,114,513
Other		1,518,801	1,720,218
Total other assets	$ 378,700	$ 7,136,677	$ 6,425,810